Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Sales and marketing expenses	$ (31,820)	$ (35,322)	$ (19,888)
General and administrative expenses	(38,930)	(40,833)	(36,517)
Total operating expenses	(137,174)	(159,266)	(136,908)
Operating loss	(56,422)	(44,329)	(54,201)
Interest income	1,897	1,183	1,967
Interest expense	(75)	(239)	(239)
Other income, net	5,861	2,810	7,880
Loss from continuing operations before income tax	(48,739)	(40,882)	(46,468)
Income tax	(4,676)	89	2,252
Net loss	(53,415)	(39,490)	(37,809)
Xunlei Limited [Member]
Operating expenses
Sales and marketing expenses	(1)	0	0
General and administrative expenses	(1,247)	(1,483)	(1,153)
Total operating expenses	(1,248)	(1,483)	(1,153)
Operating loss	(1,248)	(1,483)	(1,153)
Interest income	1,496	879	1,262
Interest expense	(75)	(239)	(239)
Other income, net	4,712	4,646	3,308
(Loss)/income from subsidiaries and consolidated VIE - Continuing operations	(57,787)	(43,221)	(47,407)
(Loss)/income from subsidiaries and consolidated VIE - Discontinued operations	0	139	6,407
Loss from continuing operations before income tax	(52,902)	(39,279)	(37,822)
Income tax	(267)	0	0
Net loss	(53,169)	(39,279)	(37,822)
Net loss attributable to Xunlei Limited's common shareholders	$ (53,169)	$ (39,279)	$ (37,822)